Financial information by segment (Tables)	12 Months Ended
Dec. 31, 2023
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the years 2023, 2022 and 2021:

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2023	2022	2021	2023	2022	2021
North America	424,888	405,047	395,775	319,264	309,988	311,803
South America	188,127	166,441	154,985	146,722	126,551	119,547
EMEA	486,879	530,541	660,989	328,936	360,561	393,038
Total	1,099,894	1,102,029	1,211,749	794,922	797,100	824,388

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2023	2022	2021	2023	2022	2021
Renewable energy	802,756	821,377	928,525	575,704	588,016	602,583
Efficient natural gas & heat	118,417	113,591	123,692	87,393	84,560	99,935
Transmission lines	123,476	113,273	105,680	96,043	88,010	83,635
Water	55,245	53,788	53,852	35,782	36,514	38,235
Total	1,099,894	1,102,029	1,211,749	794,922	797,100	824,388

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2023	2022	2021
Profit/(loss) attributable to the Company	43,380	(5,443)	(30,080)
Profit/(loss) attributable to non-controlling interest	(6,932)	3,356	19,162
Income tax expense/(income)	790	(9,689)	36,220
Financial expense, net	317,974	310,934	340,892
Depreciation, amortization, and impairment charges	418,271	473,638	439,441
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	21,439	24,304	18,753
Total segment Adjusted EBITDA	794,922	797,100	824,388

Assets and liabilities by geography
b)	The assets and liabilities by geography and business sector at the end of 2023 and 2022 are as follows:

Assets and liabilities by geography as of December 31, 2023:

	North America	South America	EMEA	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,063,019	1,184,599	2,956,649	7,204,267
Investments carried under the equity method	177,260	9,178	43,869	230,307
Other current financial assets	110,016	30,803	48,067	188,886
Cash and cash equivalents (project companies)	137,480	121,945	155,551	414,976
Assets held for sale	28,642	-	-	28,642
Subtotal allocated	3,516,417	1,346,525	3,204,136	8,067,078
Unallocated assets
Other non-current assets				297,577
Other current assets (including cash and cash equivalents at holding company level)				349,678
Subtotal unallocated				647,255
Total assets				8,714,333

	North America	South America	EMEA	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	1,629,278	808,481	1,881,501	4,319,260
Grants and other liabilities	945,888	36,307	251,613	1,233,808
Subtotal allocated	2,575,166	844,788	2,133,114	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt				1,084,838
Other non-current liabilities				301,245
Other current liabilities				186,373
Subtotal unallocated				1,572,456
Total liabilities				7,125,524
Equity unallocated				1,588,809
Total liabilities and equity unallocated				3,161,265
Total liabilities and equity				8,714,333

Assets and liabilities by geography as of December 31, 2022:

	North America	South America	EMEA	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,167,490	1,241,879	3,073,889	7,483,259
Investments carried under the equity method	210,704	4,450	44,878	260,031
Other current financial assets	118,385	31,136	46,373	195,893
Cash and cash equivalents (project companies)	187,568	85,697	266,557	539,822
Subtotal allocated	3,684,147	1,363,162	3,431,697	8,479,005
Unallocated assets
Other non-current assets				325,893
Other current assets (including cash and cash equivalents at holding company level)				296,013
Subtotal unallocated				621,906
Total assets				9,100,911

	North America	South America	EMEA	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	1,713,125	841,906	1,998,021	4,553,052
Grants and other liabilities	994,874	25,031	232,608	1,252,513
Subtotal allocated	2,707,999	866,937	2,230,629	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt				1,017,200
Other non-current liabilities				313,328
Other current liabilities				175,771
Subtotal unallocated				1,506,299
Total liabilities				7,311,864
Equity unallocated				1,789,047
Total liabilities and equity unallocated				3,295,346
Total liabilities and equity				9,100,911

Assets and liabilities by business sectors
Assets and liabilities by business sectors as of December 31, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	5,798,818	460,766	777,360	167,323	7,204,267
Investments carried under the equity method	189,672	-	-	40,635	230,307
Other current financial assets	10,866	103,907	30,746	43,367	188,886
Cash and cash equivalents (project companies)	299,987	35,098	58,004	21,887	414,976
Assets held for sale	-	28,642	-	-	28,642
Subtotal allocated	6,299,343	628,413	866,110	273,212	8,067,078
Unallocated assets
Other non-current assets					297,577
Other current assets (including cash and cash equivalents at holding company level)					349,678
Subtotal unallocated					647,255
Total assets					8,714,333

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	3,280,618	401,460	560,906	76,276	4,319,260
Grants and other liabilities	1,185,487	32,916	12,884	2,521	1,233,808
Subtotal allocated	4,466,105	434,376	573,790	78,797	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt					1,084,838
Other non-current liabilities					301,245
Other current liabilities					186,373
Subtotal unallocated					1,572,456
Total liabilities					7,125,524
Equity unallocated					1,588,809
Total liabilities and equity unallocated					3,161,265
Total liabilities and equity					8,714,333

Assets and liabilities by business sectors as of December 31, 2022:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,035,091	485,431	800,067	162,670	7,483,259
Investments carried under the equity method	207,870	10,034	-	42,128	260,031
Other current financial assets	6,706	116,366	30,582	42,240	195,893
Cash and cash equivalents (project companies)	392,577	73,673	48,073	25,498	539,822
Subtotal allocated	6,642,244	685,504	878,722	272,536	8,479,005
Unallocated assets
Other non-current assets					325,893
Other current assets (including cash and cash equivalents at holding company level)					296,013
Subtotal unallocated					621,906
Total assets					9,100,911

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	3,442,625	440,999	582,689	86,739	4,553,052
Grants and other liabilities	1,211,878	32,138	6,040	2,457	1,252,513
Subtotal allocated	4,654,503	473,137	588,729	89,196	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt					1,017,200
Other non-current liabilities					313,328
Other current liabilities					175,771
Subtotal unallocated					1,506,299
Total liabilities					7,311,864
Equity unallocated					1,789,047
Total liabilities and equity unallocated					3,295,346
Total liabilities and equity					9,100,911

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2023	2022	2021
North America	(125,725)	(182,159)	(152,946)
South America	(77,855)	(80,039)	(57,214)
EMEA	(214,691)	(211,440)	(229,281)
Total	(418,271)	(473,638)	(439,441)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2023	2022	2021
Renewable energy	(398,394)	(434,042)	(432,138)
Efficient natural gas & heat	9,365	(5,430)	23,910
Transmission lines	(29,331)	(32,466)	(31,286)
Water	89	(1,700)	73
Total	(418,271)	(473,638)	(439,441)